COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Dec. 14, 2020	Sep. 30, 2019	May 15, 2019	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss Contingencies [Line Items]
Stock options				27,680,040	24,573,700	17,245,000
Director [Member]
Loss Contingencies [Line Items]
Voting rights	5% of any class of its voting securities
Employment Agreement [Member] | William Santos [Member]
Loss Contingencies [Line Items]
Initial base salary			$ 225,000
Annual bonus			$ 15,000
Employment Agreement [Member] | William Santos [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Annual bonuses, percentage			100.00%
Employment Agreement [Member] | William Santos [Member] | Scenario One [Member]
Loss Contingencies [Line Items]
Gross revenue			$ 245,000
Gross revenue			20,000,000
Employment Agreement [Member] | William Santos [Member] | Scenario Two [Member]
Loss Contingencies [Line Items]
Gross revenue			300,000
Gross revenue			$ 40,000,000
Employment Agreement [Member] | David Jemmett [Member]
Loss Contingencies [Line Items]
Initial base salary		$ 225,000
Employment Agreement [Member] | David Jemmett [Member] | 2019 Equity Incentive Plan [Member]
Loss Contingencies [Line Items]
Options vesting period, description		The stock options will vest at 33% on the one-year anniversary of the Jemmett Employment Agreement and the remaining 66% of the options will vest monthly over the next 12 months.
Employment Agreement [Member] | David Jemmett [Member] | Public Listing [Member]
Loss Contingencies [Line Items]
Gross revenue		$ 250,000
Employment Agreement [Member] | David Jemmett [Member] | Public Listing [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Annual bonuses, percentage		100.00%
Employment Agreement [Member] | Mr Hancock [Member]
Loss Contingencies [Line Items]
Initial base salary	$ 225,000
Stock options	1,000,000
Share price per share	$ 2.00
Employment Agreement [Member] | Mr Hancock [Member] | Performance Shares [Member]
Loss Contingencies [Line Items]
Stock options	1,000,000